INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Investment in Usinas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of unconsolidated structured entities [line items]
Equity	$ 7,484,576	$ 6,543,604	$ 5,852,771	$ 5,166,593	$ 4,802,997
Investments in non-consolidated companies	495,241		478,348	418,379
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Equity	$ 3,681,815		4,164,000
Proportion of ownership interest in associate	20.43%
Investments in non-consolidated companies	$ 480,084		$ 466,299	$ 411,134
Purchase price allocation	71,013
Goodwill	268,255
Impairment loss	(611,232)
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A. | Ternium S.A.
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies	$ 752,048